Deferred Compensation	9 Months Ended
Sep. 23, 2012
Deferred Compensation

15. DEFERRED COMPENSATION

Concurrent with the Sponsor’s investment in November 2006, the Company entered into employment agreements with certain employees. The employment agreements provided for the payment of specified bonuses over a two- to three-year period. Certain of the employment agreements required the employee to remain employed with the Company for two years to continue receiving payments while certain employment agreements had no continued service requirements. The present value of the bonus obligations was recognized as compensation expense on a straight-line basis over the requisite service period.

Certain employees were also entitled to receive future bonus payments directly from an entity owned by the Founders provided they completed the two-year service requirement. Compensation cost under these agreements was determined based on the present value of the obligation at November 2006 and was recognized on a straight-line basis over the requisite service period with a corresponding credit to paid-in capital. Interest expense has been recorded for the accretion of the obligation on the effective interest method with a corresponding credit to paid-in capital. Final incentive payments made by the Company under this plan ended August 2009.